Employee Benefit Plan (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Age	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan (Textual) [Abstract]
Unfunded status		$ 56
Net actuarial losses		(20)	(4)	10
Additional Employee Benefit Plan (Textual) [Abstract]
Actuarial loss		(20)
Amortization of net actuarial loss		1
Unrecognized actuarial losses, included in accumulated other comprehensive (loss) income		85
Unrecognized actuarial losses, included in accumulated other comprehensive (loss) income, net of tax		(75)
Actuarial loss expected to be recognized in net periodic pension cost	(2)
Actuarial loss expected to be recognized in net periodic pension cost, net of tax	(2)
Net actuarial losses		(20)	(4)	10
Assumed annual rate of increase in the per capita cost of covered health care benefits	9.00%
Assumed ultimate annual rate increase of per capita cost of covered health	5.00%
Effect of one percentage point change in assumed health care cost trend rates on postretirement benefit obligation	0.9
Approximate time period considered for investment performance to determine expected return on plan assets (in years)		P10Y
Expected contribution to plan		12
Minimum age for participation of employee in 401k		21
Contribution by each participant of Defined Contribution Plans on a pretax basis to the plan subject to certain maximum limits		Each participant may contribute on a pretax basis between 1% and 50% of his or her compensation to the plan subject to certain maximum limits.
Employee contribution rate, maximum		50.00%
Employee contribution rate, minimum		1.00%
Eligible employee enrollment		After 90 days
Minimum period of service for provide matching contribution to employee		1 year
Defined Contribution Plan, Cost Recognized		15	13	15
Balance of Publicly Traded Common Stock Defined Contribution Plan		67	87
Maximum contributions by employer		less than 5%	less than 5%.	less than 5%.
Target asset allocation in debt securities		62.00%
Target asset allocation in equity securities		38.00%
Multi-Employer Health Plans expense to company		9	9	9
Health care contributions		26	27	29
Other Liability [Member]
Employee Benefit Plan (Textual) [Abstract]
Unfunded status		(72)
Accrued expenses [Member]
Employee Benefit Plan (Textual) [Abstract]
Unfunded status		(3)
Other Asset [Member]
Employee Benefit Plan (Textual) [Abstract]
Unfunded status		$ (19)